ORGANIZATION AND PRINCIPAL ACTIVITIES (Schedule Of Information Related To Entity's Subsidiary, VIEs And VIE's Subsidiaries) (Details)	12 Months Ended
Dec. 31, 2017
CIAC [Member]
Investment Holdings [Line Items]
Later of date of incorporation or acquisition	Aug. 05, 2005
Place of incorporation	Cayman Islands
Percentage of legal ownership by Renren Inc	100.00%
Principal activities	Investment holding
Kaixin Auto Group (formerly named as Renren Wealth Inc.) [Member]
Investment Holdings [Line Items]
Later of date of incorporation or acquisition	Mar. 07, 2011
Place of incorporation	Cayman Islands
Percentage of legal ownership by Renren Inc	100.00%
Principal activities	Investment holding
Link224 Inc [Member]
Investment Holdings [Line Items]
Later of date of incorporation or acquisition	May 31, 2011
Place of incorporation	Cayman Islands
Percentage of legal ownership by Renren Inc	100.00%
Principal activities	Investment holding
Renren Lianhe Holdings [Member]
Investment Holdings [Line Items]
Later of date of incorporation or acquisition	Sep. 02, 2011
Place of incorporation	Cayman Islands
Percentage of legal ownership by Renren Inc	100.00%
Principal activities	Investment holding
Wole Inc [Member]
Investment Holdings [Line Items]
Later of date of incorporation or acquisition	Oct. 27, 2011
Place of incorporation	Cayman Islands
Percentage of legal ownership by Renren Inc	100.00%
Principal activities	Investment holding
JiehunChina Inc [Member]
Investment Holdings [Line Items]
Later of date of incorporation or acquisition	Jun. 14, 2011
Place of incorporation	Cayman Islands
Percentage of legal ownership by Renren Inc	100.00%
Principal activities	Investment holding
Renren Giant Way [Member]
Investment Holdings [Line Items]
Later of date of incorporation or acquisition	May 17, 2012
Place of incorporation	Hong Kong
Percentage of legal ownership by Renren Inc	100.00%
Principal activities	Investment holding
Renren Finance, Inc. [Member]
Investment Holdings [Line Items]
Later of date of incorporation or acquisition	Dec. 15, 2014
Place of incorporation	Cayman Islands
Percentage of legal ownership by Renren Inc	100.00%
Principal activities	Internet business
Renren Gongying Inc. [Member]
Investment Holdings [Line Items]
Later of date of incorporation or acquisition	Oct. 02, 2015
Place of incorporation	Cayman Islands
Percentage of legal ownership by Renren Inc	100.00%
Principal activities	Investment holding
Renren Study Inc. [Member]
Investment Holdings [Line Items]
Later of date of incorporation or acquisition	Apr. 05, 2012
Place of incorporation	Cayman Islands
Percentage of legal ownership by Renren Inc	100.00%
Principal activities	Investment holding
Game HK [Member]
Investment Holdings [Line Items]
Later of date of incorporation or acquisition	Mar. 08, 2012
Place of incorporation	Hong Kong
Percentage of legal ownership by Renren Inc	100.00%
Principal activities	Investment holding
Qianxiang Shiji [Member]
Investment Holdings [Line Items]
Later of date of incorporation or acquisition	Mar. 21, 2005
Place of incorporation	PRC
Percentage of legal ownership by Renren Inc	100.00%
Principal activities	Investment holding
Beijing Woxiu [Member]
Investment Holdings [Line Items]
Later of date of incorporation or acquisition	Oct. 27, 2011
Place of incorporation	PRC
Percentage of legal ownership by Renren Inc	100.00%
Principal activities	Investment holding
Jiexun Shiji [Member]
Investment Holdings [Line Items]
Later of date of incorporation or acquisition	Apr. 26, 2012
Place of incorporation	PRC
Percentage of legal ownership by Renren Inc	100.00%
Principal activities	Investment holding
Huijin [Member]
Investment Holdings [Line Items]
Later of date of incorporation or acquisition	Oct. 10, 2012
Place of incorporation	PRC
Percentage of legal ownership by Renren Inc	100.00%
Principal activities	Investment holding
Joy Interactive (Beijing) Technology Development Co., Ltd. [Member]
Investment Holdings [Line Items]
Later of date of incorporation or acquisition	Apr. 24, 2013
Place of incorporation	PRC
Percentage of legal ownership by Renren Inc	100.00%
Principal activities	Investment holding
Shanghai Renren Financial Leasing Co Ltd [Member]
Investment Holdings [Line Items]
Later of date of incorporation or acquisition	May 25, 2015
Place of incorporation	PRC
Percentage of legal ownership by Renren Inc	100.00%
Principal activities	Internet business
Qianxiang Tiancheng [Member]
Investment Holdings [Line Items]
Later of date of incorporation or acquisition	Oct. 28, 2002
Place of incorporation	PRC
Principal activities	IVAS business
Jingwei Zhihui [Member]
Investment Holdings [Line Items]
Later of date of incorporation or acquisition	Mar. 19, 2014
Place of incorporation	PRC
Principal activities	Internet business
Guangzhou Xiuxuan Brokers Co.,Ltd [Member]
Investment Holdings [Line Items]
Later of date of incorporation or acquisition	Sep. 22, 2014
Place of incorporation	PRC
Principal activities	IVAS business
Shanghai Wangjing Investment Management Co., Ltd. [Member]
Investment Holdings [Line Items]
Later of date of incorporation or acquisition	Apr. 20, 2015
Place of incorporation	PRC
Principal activities	Internet business
Qianxiang Wangjing [Member]
Investment Holdings [Line Items]
Later of date of incorporation or acquisition	Nov. 11, 2008
Place of incorporation	PRC
Principal activities	Internet business
Shanghai Changda [Member]
Investment Holdings [Line Items]
Later of date of incorporation or acquisition	Oct. 25, 2010
Place of incorporation	PRC
Principal activities	Internet business
Wole Shijie [Member]
Investment Holdings [Line Items]
Later of date of incorporation or acquisition	Oct. 27, 2011
Place of incorporation	PRC
Principal activities	Technology development and service
Beijing Kirin Wings Technology Development Co., Ltd. [Member]
Investment Holdings [Line Items]
Later of date of incorporation or acquisition	Jan. 16, 2013
Place of incorporation	PRC
Principal activities	Internet business
Beijing Zhenzhong Hudong Information Technology Co., Ltd. [Member]
Investment Holdings [Line Items]
Later of date of incorporation or acquisition	Dec. 23, 2014
Place of incorporation	PRC
Principal activities	Internet business
Shanghai Wangjing Commercial Factoring Co Ltd [Member]
Investment Holdings [Line Items]
Later of date of incorporation or acquisition	Jul. 28, 2015
Place of incorporation	PRC
Principal activities	Factoring business
Renren CRSP Holdings Inc [Member]
Investment Holdings [Line Items]
Later of date of incorporation or acquisition	Oct. 14, 2016
Place of incorporation	Cayman Islands
Percentage of legal ownership by Renren Inc	100.00%
Principal activities	Investment holding
Renren CHYP Holdings Inc [Member]
Investment Holdings [Line Items]
Later of date of incorporation or acquisition	Oct. 14, 2016
Place of incorporation	Cayman Islands
Percentage of legal ownership by Renren Inc	100.00%
Principal activities	Investment holding
Renren PLML Holdings Inc [Member]
Investment Holdings [Line Items]
Later of date of incorporation or acquisition	Oct. 14, 2016
Place of incorporation	Cayman Islands
Percentage of legal ownership by Renren Inc	100.00%
Principal activities	Investment holding
Renren KURY Holdings Inc [Member]
Investment Holdings [Line Items]
Later of date of incorporation or acquisition	Oct. 14, 2016
Place of incorporation	Cayman Islands
Percentage of legal ownership by Renren Inc	100.00%
Principal activities	Investment holding
Renren ONER Holdings Inc [Member]
Investment Holdings [Line Items]
Later of date of incorporation or acquisition	Oct. 14, 2016
Place of incorporation	Cayman Islands
Percentage of legal ownership by Renren Inc	100.00%
Principal activities	Investment holding
Renren BLCR Holdings Inc [Member]
Investment Holdings [Line Items]
Later of date of incorporation or acquisition	Oct. 14, 2016
Place of incorporation	Cayman Islands
Percentage of legal ownership by Renren Inc	100.00%
Principal activities	Investment holding
Renren ZHCH Holdings Inc [Member]
Investment Holdings [Line Items]
Later of date of incorporation or acquisition	Oct. 14, 2016
Place of incorporation	Cayman Islands
Percentage of legal ownership by Renren Inc	100.00%
Principal activities	Investment holding
Renren LSTAR Holdings Inc [Member]
Investment Holdings [Line Items]
Later of date of incorporation or acquisition	Oct. 17, 2016
Place of incorporation	Cayman Islands
Percentage of legal ownership by Renren Inc	100.00%
Principal activities	Investment holding
Renren CHRYPH Holdings Inc [Member]
Investment Holdings [Line Items]
Later of date of incorporation or acquisition	Oct. 31, 2016
Place of incorporation	Cayman Islands
Percentage of legal ownership by Renren Inc	100.00%
Principal activities	Investment holding
Renren Lianhe Hong Kong Co. Limited [Member]
Investment Holdings [Line Items]
Later of date of incorporation or acquisition	May 16, 2016
Place of incorporation	Hong Kong
Percentage of legal ownership by Renren Inc	100.00%
Principal activities	Investment holding
Renren Winday Company Limited [Member]
Investment Holdings [Line Items]
Later of date of incorporation or acquisition	Jul. 26, 2016
Place of incorporation	Hong Kong
Percentage of legal ownership by Renren Inc	100.00%
Principal activities	Investment holding
Renren Giantly Limited [Member]
Investment Holdings [Line Items]
Later of date of incorporation or acquisition	Aug. 16, 2016
Place of incorporation	Hong Kong
Percentage of legal ownership by Renren Inc	100.00%
Principal activities	Investment holding
Renren Gentle Height Company Limited [Member]
Investment Holdings [Line Items]
Later of date of incorporation or acquisition	Dec. 07, 2016
Place of incorporation	Hong Kong
Percentage of legal ownership by Renren Inc	100.00%
Principal activities	Investment holding
Chime Technologies, Inc [Member]
Investment Holdings [Line Items]
Later of date of incorporation or acquisition	Sep. 07, 2012
Place of incorporation	USA
Percentage of legal ownership by Renren Inc	100.00%
Principal activities	Internet business
Qianxiang Lianhe Technology Development Beijing Co., Ltd [Member]
Investment Holdings [Line Items]
Later of date of incorporation or acquisition	Nov. 12, 2016
Place of incorporation	PRC
Percentage of legal ownership by Renren Inc	100.00%
Principal activities	Internet business
Beijing Qianxiang Yixin Technology Development Co., Ltd [Member]
Investment Holdings [Line Items]
Later of date of incorporation or acquisition	Sep. 01, 2016
Place of incorporation	PRC
Principal activities	Investment holding
Fenqi Winday Company Limited [Member]
Investment Holdings [Line Items]
Later of date of incorporation or acquisition	Feb. 29, 2016
Place of incorporation	Hong Kong
Principal activities	Internet business
Shanghai Mumian Interactive Internet Information Service Co., Ltd. [Member]
Investment Holdings [Line Items]
Later of date of incorporation or acquisition	Jun. 16, 2016
Place of incorporation	PRC
Principal activities	IVAS business
Guangzhou Qunge Information Technology Co., Ltd. [Member]
Investment Holdings [Line Items]
Later of date of incorporation or acquisition	Aug. 26, 2016
Place of incorporation	PRC
Principal activities	IVAS business
Tianjin Zhenzhong Interactive Information Technology Co., Ltd [Member]
Investment Holdings [Line Items]
Later of date of incorporation or acquisition	Apr. 08, 2016
Place of incorporation	PRC
Principal activities	Investment holding
Beijing Qianxiang Wanxin Technology Development Co., Ltd [Member]
Investment Holdings [Line Items]
Later of date of incorporation or acquisition	Nov. 18, 2016
Place of incorporation	PRC
Principal activities	Investment holding
Renren SF Holdings Inc. [Member]
Investment Holdings [Line Items]
Later of date of incorporation or acquisition	Jan. 09, 2017
Place of incorporation	Cayman Islands
Percentage of legal ownership by Renren Inc	100.00%
Principal activities	Investment holding
Oak Pacific Investment [Member]
Investment Holdings [Line Items]
Later of date of incorporation or acquisition	Sep. 14, 2017
Place of incorporation	Cayman Islands
Percentage of legal ownership by Renren Inc	100.00%
Principal activities	Investment holding
Jet Sound Hong Kong Company Limited [Member]
Investment Holdings [Line Items]
Later of date of incorporation or acquisition	May 07, 2011
Place of incorporation	Hong Kong
Percentage of legal ownership by Renren Inc	100.00%
Principal activities	Investment holding
Renren U.S. Holdco, Inc. [Member]
Investment Holdings [Line Items]
Later of date of incorporation or acquisition	Jul. 31, 2017
Place of incorporation	USA
Percentage of legal ownership by Renren Inc	100.00%
Principal activities	Investment holding
Sindeo Inc [Member]
Investment Holdings [Line Items]
Later of date of incorporation or acquisition	Jul. 03, 2017
Place of incorporation	USA
Percentage of legal ownership by Renren Inc	100.00%
Principal activities	Internet business
Geographic Farming LLC [Member]
Investment Holdings [Line Items]
Later of date of incorporation or acquisition	Aug. 24, 2017
Place of incorporation	USA
Percentage of legal ownership by Renren Inc	100.00%
Principal activities	Internet business
Trucker Path Inc. [Member]
Investment Holdings [Line Items]
Later of date of incorporation or acquisition	Dec. 28, 2017
Place of incorporation	USA
Percentage of legal ownership by Renren Inc	100.00%
Principal activities	Internet business
Shanghai Renren Automobile Technology Co., Ltd [Member]
Investment Holdings [Line Items]
Later of date of incorporation or acquisition	Aug. 18, 2017
Place of incorporation	PRC
Percentage of legal ownership by Renren Inc	100.00%
Principal activities	Investment holding
Renren Zhenhan Technology Development Beijing Co., Ltd. [Member]
Investment Holdings [Line Items]
Later of date of incorporation or acquisition	Nov. 13, 2017
Place of incorporation	PRC
Percentage of legal ownership by Renren Inc	100.00%
Principal activities	Investment holding
Shanghai Jieying Automobile Sales Co., Ltd [Member]
Investment Holdings [Line Items]
Later of date of incorporation or acquisition	Feb. 27, 2017
Place of incorporation	PRC
Principal activities	Automobile business
Shanghai Heiguo Internet Information Technology Co Ltd [Member]
Investment Holdings [Line Items]
Later of date of incorporation or acquisition	Feb. 27, 2017
Place of incorporation	PRC
Principal activities	Investment holding
Renren (Tianjin) Insurance Broker Co Ltd. [Member]
Investment Holdings [Line Items]
Later of date of incorporation or acquisition	Aug. 24, 2017
Place of incorporation	PRC
Principal activities	Investment holding
Renren Zhencai Technology Development Beijing Co Ltd [Member]
Investment Holdings [Line Items]
Later of date of incorporation or acquisition	Dec. 15, 2017
Place of incorporation	PRC
Principal activities	Investment holding
Jieying Baolufeng Automobile Sales Shenyang Co Ltd [Member]
Investment Holdings [Line Items]
Later of date of incorporation or acquisition	Jun. 14, 2017
Place of incorporation	PRC
Principal activities	Automobile business
Chongqing Jieying Shangyue Automobile Sales Co Ltd [Member]
Investment Holdings [Line Items]
Later of date of incorporation or acquisition	Jul. 03, 2017
Place of incorporation	PRC
Principal activities	Automobile business
Jiangsu Jieying Ruineng Automobile Sales Co Ltd [Member]
Investment Holdings [Line Items]
Later of date of incorporation or acquisition	May 16, 2017
Place of incorporation	PRC
Principal activities	Automobile business
Dalian Yiche Jieying Automobile Sales Co Ltd [Member]
Investment Holdings [Line Items]
Later of date of incorporation or acquisition	Jun. 27, 2017
Place of incorporation	PRC
Principal activities	Automobile business
Henan Jieying Hengxin Automobile Sales Co Ltd [Member]
Investment Holdings [Line Items]
Later of date of incorporation or acquisition	Jun. 29, 2017
Place of incorporation	PRC
Principal activities	Automobile business
Shandong Jieying Huaqi Automobile Service Co Ltd [Member]
Investment Holdings [Line Items]
Later of date of incorporation or acquisition	Jul. 20, 2017
Place of incorporation	PRC
Principal activities	Automobile business
Neimenggu Jieying Kaihang Automobile Sales Co Ltd [Member]
Investment Holdings [Line Items]
Later of date of incorporation or acquisition	Jul. 14, 2017
Place of incorporation	PRC
Principal activities	Automobile business
Hangzhou Jieying Yifeng Automobile Sales Co Ltd [Member]
Investment Holdings [Line Items]
Later of date of incorporation or acquisition	Aug. 01, 2017
Place of incorporation	PRC
Principal activities	Automobile business
Jilin Jieying Taocheguan Automobile Sales Co Ltd [Member]
Investment Holdings [Line Items]
Later of date of incorporation or acquisition	Oct. 31, 2017
Place of incorporation	PRC
Principal activities	Automobile business
Suzhou Jieying Chemaishi Automobile Sales Co Ltd [Member]
Investment Holdings [Line Items]
Later of date of incorporation or acquisition	Oct. 27, 2017
Place of incorporation	PRC
Principal activities	Automobile business
Cangzhou Jieying Bole Automobile Sales Co Ltd [Member]
Investment Holdings [Line Items]
Later of date of incorporation or acquisition	Aug. 10, 2017
Place of incorporation	PRC
Principal activities	Automobile business
Shanghai Jieying Diyi Automobile Sales Co Ltd [Member]
Investment Holdings [Line Items]
Later of date of incorporation or acquisition	Oct. 19, 2017
Place of incorporation	PRC
Principal activities	Automobile business
Ningxia Jieying Xianzhi Automobile Sales Co Ltd [Member]
Investment Holdings [Line Items]
Later of date of incorporation or acquisition	Jul. 26, 2017
Place of incorporation	PRC
Principal activities	Automobile business
Wuhan Jieying Chimei Automobile Sales Co Ltd [Member]
Investment Holdings [Line Items]
Later of date of incorporation or acquisition	Nov. 20, 2017
Place of incorporation	PRC
Principal activities	Automobile business